Leases - Undiscounted future lease payments for non-cancelable operating leases (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Maturity of lease liabilities
2024	$ 7,296	$ 7,094
2025	7,450	7,254
2026	7,684	7,408
2027	7,923	7,641
2028	8,143	7,880
Thereafter	7,615	15,741
Total lease payments	47,918	53,018
Less: imputed interest	(9,427)	(11,554)
Total operating lease liabilities	$ 38,491	$ 41,464